                                  VIA EDGAR
                                  ---------

CHRISTOPHER A. MARTIN
Senior Counsel
PHONE: (314) 444-0499
Fax:   (314) 444-0510

                                 May 6, 2002




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                            RE:  GENERAL AMERICAN CAPITAL COMPANY
                                 FILE NOS. 33-10145 & 811-4900

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Capital Company (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 19 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (617)
578-3057.

                                 Sincerely,

                                 /s/ Christopher A. Martin

                                 Christopher A. Martin



cc:  Lawrence R. Depp, Deloitte & Touche LLP